SUMMARY OF FUTURE COMMITMENTS AMOUNTS ON AN UNDISCOUNTED FOR ALL THE PLANNED EXPENDITURES (Details) - USD ($)		Jun. 30, 2021		Dec. 31, 2020
Remaining of 2021		$ 5,550,431
Future commitments, 2021		13,677,867		$ 11,909,976
Future commitments, 2022		60,374,526		17,397,871
Future commitments, 2023 and beyond				72,205,451
Maderic Holding Limited [Member]
Remaining of 2021		23,217
Future commitments, 2021		3,450,000		34,653
Future commitments, 2022		25,200,000		3,534,727
Future commitments, 2023 and beyond				35,800,000
Maderic Holding Limited [Member] | Environmental Study [Member]
Remaining of 2021		23,217
Future commitments, 2021	[1]
Future commitments, 2022
Maderic Holding Limited [Member] | Geological And Geophysical Gand G Studies [Member]
Remaining of 2021	[2]
Future commitments, 2021	[2]	150,000
Future commitments, 2022	[2]	200,000
Maderic Holding Limited [Member] | Two D Seismic [Member]
Remaining of 2021	[2]
Future commitments, 2021		3,300,000	[2]		[3]
Future commitments, 2022			[2]	3,384,727	[3]
Future commitments, 2023 and beyond	[3]			2,750,000
Maderic Holding Limited [Member] | Drilling [Member]
Remaining of 2021	[1],[4]
Future commitments, 2021	[1],[4]
Future commitments, 2022	[1],[4]	25,000,000
Maderic Holding Limited [Member] | G And G Studies [Member]
Future commitments, 2021	[3]
Future commitments, 2022	[3]			150,000
Future commitments, 2023 and beyond	[3]			950,000
Maderic Holding Limited [Member] | Three D Seismic [Member]
Future commitments, 2021	[3]
Future commitments, 2022	[3]
Future commitments, 2023 and beyond	[3]			2,100,000
Maderic Holding Limited [Member] | Environmental Permits [Member]
Future commitments, 2021	[3]			34,653
Future commitments, 2022	[3]
Future commitments, 2023 and beyond	[3]
Maderic Holding Limited [Member] | Exploratory Well [Member]
Future commitments, 2021	[3]
Future commitments, 2022	[3]
Future commitments, 2023 and beyond	[3]			30,000,000
Defined Benefit Plan, Benefit Obligation, Before Actuarial Gain (Loss)
Remaining of 2021		5,527,214
Future commitments, 2021		10,227,867		11,875,323
Future commitments, 2022		35,174,526		13,863,144
Future commitments, 2023 and beyond				36,405,451
Defined Benefit Plan, Benefit Obligation, Before Actuarial Gain (Loss) | Two D Seismic [Member]
Remaining of 2021	[2]
Future commitments, 2021		1,227,634	[2]	1,153,163	[3]
Future commitments, 2022			[2]		[3]
Future commitments, 2023 and beyond	[3]
Defined Benefit Plan, Benefit Obligation, Before Actuarial Gain (Loss) | Drilling [Member]
Remaining of 2021	[2],[4]	4,500,000
Future commitments, 2021	[2],[4]	4,500,000
Future commitments, 2022	[2],[4]	18,000,000
Defined Benefit Plan, Benefit Obligation, Before Actuarial Gain (Loss) | Operating Lease Commitments [Member]
Remaining of 2021	[5]	327,214
Future commitments, 2021		1,522,599	[5]	1,364,917	[6]
Future commitments, 2022		13,324,526	[5]	3,131,019	[6]
Future commitments, 2023 and beyond	[6]			21,864,512
Defined Benefit Plan, Benefit Obligation, Before Actuarial Gain (Loss) | Production Facility [Member]
Remaining of 2021	[2]	500,000
Future commitments, 2021	[2]	1,500,000
Future commitments, 2022	[2]	3,000,000
Defined Benefit Plan, Benefit Obligation, Before Actuarial Gain (Loss) | G And G Studies [Member]
Remaining of 2021	[2]
Future commitments, 2021		200,000	[2]		[3]
Future commitments, 2022		800,000	[2]	200,000	[3]
Future commitments, 2023 and beyond	[3]			1,300,000
Defined Benefit Plan, Benefit Obligation, Before Actuarial Gain (Loss) | Sand Fracturing [Member]
Remaining of 2021	[1]	200,000
Future commitments, 2021	[1]
Future commitments, 2022	[1]
Defined Benefit Plan, Benefit Obligation, Before Actuarial Gain (Loss) | Three D Seismic [Member]
Remaining of 2021	[2]
Future commitments, 2021		1,227,634	[2]	1,119,816	[3]
Future commitments, 2022			[2]		[3]
Future commitments, 2023 and beyond	[3]
Defined Benefit Plan, Benefit Obligation, Before Actuarial Gain (Loss) | Re Opening Two Wells [Member]
Remaining of 2021	[2]
Future commitments, 2021	[2]	50,000
Future commitments, 2022	[2]	$ 50,000
Defined Benefit Plan, Benefit Obligation, Before Actuarial Gain (Loss) | Pruduction Facility [Member]
Future commitments, 2021	[3]			349,726
Future commitments, 2022	[3]			1,500,000
Future commitments, 2023 and beyond	[3]			2,500,000
Defined Benefit Plan, Benefit Obligation, Before Actuarial Gain (Loss) | Drilling And Sand Fracturing [Member]
Future commitments, 2021	[3]			7,500,000
Future commitments, 2022	[3]			9,000,000
Future commitments, 2023 and beyond	[3]			10,500,000
Defined Benefit Plan, Benefit Obligation, Before Actuarial Gain (Loss) | Workover [Member]
Future commitments, 2021	[3]			292,376
Future commitments, 2022	[3]
Future commitments, 2023 and beyond	[3]
Defined Benefit Plan, Benefit Obligation, Before Actuarial Gain (Loss) | Reopening One [Member]
Future commitments, 2021	[3]			63,200
Future commitments, 2022	[3]
Future commitments, 2023 and beyond	[3]
Defined Benefit Plan, Benefit Obligation, Before Actuarial Gain (Loss) | Abandonment And Site Restoration [Member]
Future commitments, 2021	[7]			32,125
Future commitments, 2022	[7]			32,125
Future commitments, 2023 and beyond	[7]			$ 240,939

[1]	Include one exploration and two delineation wells.
[2]	Both firm commitments and 5 years work program according to the economic model are included in the estimate. Firm capital commitments represent legally binding obligations with respect to the KSO for Kruh Block or the PSC for Citarum Block in which the contract specifies the minimum exploration or development work to be performed by the Company within the first three years of the contract. In certain cases where the Company executes contracts requiring commitments to a work scope, those commitments have been included to the extent that the amounts and timing of payments can be reliably estimated.
[3]	Firm capital commitments represent legally binding obligations with respect to the KSO of Kruh Block or the PSC of the Citarum Block in which the contract specifies the minimum exploration or development work to be performed by the Company within the first three years of the contract. In certain cases where the Company executes contracts requiring commitments to a work scope, those commitments have been included to the extent that the amounts and timing of payments can be reliably estimated.
[4]	Abandonment and site restoration are primarily upstream asset removal costs at the drilling completion of a field life related to or associated with site clearance, site restoration, and site remediation, based on Indonesian government rules.
[5]	Operating lease commitments are contracts that allow for the use of an asset but does not convey rights of ownership of the asset. An operating lease presents an off-balance sheet financing of assets, where a leased asset and associated liabilities of future rent payments are not included on the balance sheet of a company. An operating lease represents a rental agreement for an asset from a lessor under the terms. Most of the Company’s operating leases are related to the equipment and machinery used in oil production. All of the Company’s operating lease agreements with third parties can be cancelled or terminated at any time by the Company.
[6]	Operating lease commitments are contracts that allow for the use of an asset but does not convey rights of ownership of the asset. An operating lease represents an off-balance sheet financing of assets, where a leased asset and associated liabilities of future rent payments are not included on the balance sheet of a company. An operating lease represents a rental agreement for an asset from a lessor under the terms. Most of the operating leases are related with the equipment and machinery used in oil production. Rental expenses under operating leases for the years ended December 31, 2020, 2019 and 2018 were $1,167,097
[7]	Abandonment and site restoration are primarily upstream asset removal costs at the completion of a field life related to or associated with site clearance, site restoration, and site remediation, based on government rules.